Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 104	$ 160
Short-term deposits	358
Money market funds	892	35
Repurchase agreements	321
Cash and cash equivalents as recorded in the Group statement of financial position	1,675	195	$ 704
Bank overdrafts	(51)	(87)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 1,624	$ 108	$ 600	$ 58